Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
(9)	Income Taxes

The composition of income tax expense for the years ended December 31, 2015, 2014, and 2013 was as follows:

(in thousands)	2015	2014	2013
Current:
Federal	$3,619	$1,105	$584
State	496	137	71
Total current	4,115	1,242	655
Deferred:
Federal	391	2,353	1,485
State	74	447	282
Total deferred	465	2,800	1,767

Total income tax expense	$4,580	$4,042	$2,422

Applicable income tax expense for financial reporting purposes differs from the amount computed by applying the statutory federal income tax rate for the reasons noted in the table for the years ended December 31, 2015, 2014, and 2013 are as follows:

(in thousands)	2015		2014		2013
	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$13,179		$11,696		$7,396
Tax at statutory federal income tax rate	$4,481	34.00%	$3,977	34.00%	$2,515	34.00%
Tax-exempt income	(369)	(2.80)	(348)	(2.98)	(353)	(4.77)
State income tax, net of federal tax benefit	376	2.85	385	3.30	233	3.15
Other, net	92	0.70	28	0.24	27	0.37

Provision for income tax expense	$4,580	34.75%	$4,042	34.56%	$2,422	32.75%

The components of deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 are as follows:

(in thousands)	2015	2014

Deferred tax assets:
Allowance for loan losses	$3,269	$3,458
Impairment of other real estate owned	1,226	1,233
Goodwill	1,437	1,786
Available-for-sale securities	363	0
Nonaccrual loan interest	640	1,069
Core deposit intangible	556	689
Pension	1,242	985
Deferred taxes on pension	874	998
Deferred compensation	138	130
Other	342	250

Total deferred tax assets	$10,087	$10,598

Deferred tax liabilities:
Available-for-sale securities	$0	$131
Premises and equipment	938	1,160
Mortgage servicing rights	1,064	1,022
Assets held for sale	49	114
Other	13	53

Total deferred tax liabilities	2,064	2,480

Net deferred tax assets	$8,023	$8,118

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income of the appropriate character during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, taxable income available in carryback years, and tax planning strategies in making this assessment. With the exception of certain capital losses generated during 2013 and 2014, it is management’s opinion that the Company will more likely than not realize the benefits of these temporary differences as of December 31, 2015 and, therefore, only established a valuation reserve against the Company’s capital loss carry forward. Management arrived at this conclusion based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible. As indicated above, the Company generated approximately $219,000 of capital losses during 2013 and 2014 as a result of disposing of certain limited partnership interests. The capital losses will expire between 2019 and 2020, and it is management’s opinion that the Company will not more likely than not generate the capital gain income necessary to utilize the capital loss carry forwards before the capital losses expire. As such, the Company has established an $83,000 valuation reserve against its capital loss carry forward deferred tax asset.

The Company follows ASC Topic 740, Income Taxes, which addresses the accounting for uncertain tax positions. As of December 31, 2015, 2014, and 2013 the Company did not have any uncertain tax provisions.